DIRECTOR'S REMUNERATION	12 Months Ended
Dec. 31, 2025
DIRECTOR'S REMUNERATION
DIRECTOR'S REMUNERATION

11.DIRECTOR’S REMUNERATION

	2025	2024	2023
	$’000	$’000	$’000
Director’s remuneration for qualifying services	663	818	591
Severance	—	—	765
Share based payments	37	1,247	916
Total remuneration for directors and key management	700	2,065	2,272

Further details of Directors’ remuneration are available in note 29.